Other Financial Assets - Additional Information (Detail) - PEN (S/) S/ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2014
Disclosure of financial assets [line items]
Available-for-sale financial assets			S/ 120,134		S/ 93,144
Cumulative amount of fair values at the date of sale as recognized in statement of other comprehensive income transfered to profits before tax		S/ (2,220)	19,973
Dividends received from investments			7,200
Discount rate used for discounted cash flows		7.14%		6.33%
Transportadora de Gas del Peru S.A [member]
Disclosure of financial assets [line items]
Percentage of ownership interest sold	1.64%
Proceeds from sale of investment	S/ 107,300
Gain on sale of investment	46,300
Available-for-sale financial assets	117,100		S/ 120,100
Cumulative amount of fair values at the date of sale as recognized in statement of other comprehensive income transfered to profits before tax	41,500
Cumulative amount of fair values at the date of sale as recognized in statement of other comprehensive income transfered to profits net of tax	56,000
Cumulative amount of fair values at the date of sale as recognized in statement of other comprehensive income transfered to profits, tax	S/ 14,600
Percent of ownership interest			1.64%
Transportadora de Gas del Peru S.A [member] | Discounted cash flow [member]
Disclosure of financial assets [line items]
Discounted cash flows period			30-year term
Discount rate used for discounted cash flows			7.50%